UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2004

Item 1. Reports to Stockholders

Fidelity®

Cash Reserves

Annual Report

November 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes/ Performance	6	A summary of major shifts in the fund's investments over the past six months, one year and performance information.
Investments	7	A complete list of the fund's investments.
Financial Statements	21	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	25	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	28
Trustees and Officers	29
Proxy Voting Results	39

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Actual	$ 1,000.00	$ 1,005.90	$ 2.11
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.87	$ 2.13

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 11/30/04	% of fund's investments 5/31/04	% of fund's investments 11/30/03
0 - 30	53.5	47.2	47.5
31 - 90	36.2	31.1	23.3
91 - 180	10.2	10.6	11.5
181 - 397	0.1	11.1	17.7
Weighted Average Maturity
	11/30/04	5/31/04	11/30/03
Cash Reserves	40 Days	68 Days	81 Days
All Taxable Money Market Funds Average*	40 Days	51 Days	58 Days

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	11/30/04	8/31/04	6/1/04	3/2/04	12/2/03
Cash Reserves	1.61%	1.15%	0.77%	0.78%	0.77%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

Annual Report

Investments November 30, 2004

Showing Percentage of Net Assets

Certificates of Deposit - 25.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 0.6%
Washington Mutual Bank, California
1/27/05	1.90%	$ 225,000	$ 225,008
5/20/05	2.51	100,000	100,000
			325,008
London Branch, Eurodollar, Foreign Banks - 9.6%
Barclays Bank PLC
2/28/05	1.93	250,000	250,000
BNP Paribas SA
2/28/05	2.33	540,000	540,000
Calyon
2/28/05	1.94	250,000	250,000
Credit Suisse First Boston Bank
1/18/05	2.21	500,000	500,000
Danske Bank AS
2/1/05	2.28	250,000	250,000
DEPFA BANK PLC
4/12/05	2.18	200,000	200,000
Dresdner Bank AG
1/14/05	2.02	500,000	500,000
2/1/05	2.02	250,000	250,000
HBOS Treasury Services PLC
3/7/05	2.00	400,000	400,000
ING Bank NV
1/4/05	1.98	200,000	200,000
Landesbank Hessen-Thuringen
2/28/05	1.95	250,000	250,000
Societe Generale
1/5/05	1.19	250,000	250,000
1/6/05	1.29	350,000	350,000
3/7/05	2.00	740,000	740,000
Unicredito Italiano Spa
2/28/05	2.03	495,000	495,006
			5,425,006
New York Branch, Yankee Dollar, Foreign Banks - 15.2%
Barclays Bank PLC
12/29/04	2.11 (b)	145,000	144,975
BNP Paribas SA
12/22/04	2.06 (b)	575,000	574,839
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Calyon
12/13/04	1.78% (b)	$ 275,000	$ 274,911
12/13/04	2.03 (b)	280,000	279,939
Canadian Imperial Bank of Commerce
12/15/04	2.15 (b)	500,000	500,000
12/29/04	2.13 (b)	245,000	244,967
Credit Agricole Indosuez
1/24/05	2.09 (b)	115,000	115,024
Deutsche Bank AG
12/3/04	1.76 (b)	390,000	390,000
12/16/04	1.20	700,000	700,000
Dresdner Bank AG
4/8/05	2.21	100,000	100,000
HBOS Treasury Services PLC
12/3/04	1.98 (b)	500,000	500,000
12/4/04	1.77 (b)	500,000	500,000
Landesbank Baden-Wuerttemberg
12/6/04	1.75 (b)	95,000	94,992
2/25/05	2.31 (b)	455,000	454,935
2/28/05	2.32 (b)	50,000	49,982
Royal Bank of Canada
12/15/04	1.80 (b)	185,000	184,941
Royal Bank of Scotland PLC
12/14/04	2.03 (b)	300,000	299,952
Societe Generale
12/8/04	1.99 (b)	225,000	224,982
12/20/04	2.06 (b)	450,000	449,912
Toronto-Dominion Bank
2/2/05	2.25	105,000	105,000
UBS AG
1/5/05	1.94 (b)	1,125,000	1,124,665
Unicredito Italiano Spa
12/21/04	1.84 (b)	240,000	239,951
1/14/05	1.99 (b)	230,000	229,954
1/27/05	2.04 (b)	550,000	549,892
2/14/05	2.21 (b)	220,000	219,949
			8,553,762
TOTAL CERTIFICATES OF DEPOSIT			14,303,776
Commercial Paper - 23.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Bank of America Corp.
3/16/05	2.06%	$ 550,000	$ 546,727
4/5/05	2.16	350,000	347,399
Bank of Ireland
5/24/05	2.55	250,000	246,961
BellSouth Corp.
1/18/05	2.04	66,085	65,906
Bradford & Bingley PLC
1/27/05	2.11	100,000	99,668
1/28/05	2.12	15,000	14,949
Cafco LLC
1/20/05	2.25	151,000	150,530
Capital One Multi-Asset Execution Trust
1/27/05	2.30	50,000	49,819
2/17/05	2.30	30,000	29,851
Charta LLC
2/1/05	2.15	70,000	69,742
Citibank Credit Card Master Trust I (Dakota Certificate Program)
12/6/04	2.05	105,000	104,970
12/8/04	2.05	75,000	74,970
12/9/04	2.06	155,000	154,929
1/3/05	2.01	45,000	44,918
1/5/05	2.11	200,000	199,592
1/5/05	2.12	17,000	16,965
1/18/05	2.03	200,000	199,461
1/19/05	2.03	237,000	236,348
1/19/05	2.04	100,000	99,724
1/19/05	2.21	228,000	227,317
1/20/05	2.09	80,000	79,769
1/24/05	2.09	294,700	293,781
1/25/05	2.09	65,000	64,793
Citicorp
1/28/05	2.28	75,000	74,726
Clipper Receivables LLC
12/13/04	2.05	42,000	41,971
1/20/05	2.06	100,000	99,715
Comcast Corp.
12/1/04	2.33	20,000	20,000
12/7/04	2.35	10,000	9,996
12/9/04	2.36	10,000	9,995
12/13/04	2.35	20,000	19,984
12/13/04	2.36	20,000	19,984
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Comcast Corp. - continued
12/14/04	2.36%	$ 15,000	$ 14,987
12/17/04	2.36	19,065	19,045
Countrywide Home Loans, Inc.
12/9/04	2.10	100,000	99,953
CRC Funding LLC
1/24/05	2.28	50,000	49,830
Credit Suisse First Boston New York Branch
1/18/05	2.21	250,000	249,267
DaimlerChrysler NA Holding Corp.
12/1/04	2.10	25,000	25,000
12/13/04	2.18	85,000	84,938
12/16/04	2.21	66,000	65,939
12/17/04	2.21	25,000	24,975
12/21/04	2.23	60,000	59,926
12/22/04	2.24	75,000	74,902
12/28/04	2.26	35,000	34,941
12/29/04	2.36	66,000	65,879
Dexia Delaware LLC
5/24/05	2.55	250,000	246,961
Dorada Finance, Inc.
1/21/05	2.04	65,000	64,813
2/15/05	2.26	60,000	59,715
Dresdner U.S. Finance, Inc.
1/24/05	1.98	110,000	109,675
Edison Asset Securitization LLC
1/24/05	2.24	215,000	214,281
Emerald (MBNA Credit Card Master Note Trust)
1/12/05	2.13	82,000	81,797
1/13/05	2.04	86,000	85,791
1/18/05	2.24	77,337	77,107
1/19/05	2.05	136,650	136,271
1/26/05	2.14	74,500	74,253
2/8/05	2.29	86,352	85,975
Fairway Finance Corp.
12/6/04	2.05	28,042	28,034
1/27/05	2.12	35,431	35,313
Ford Motor Credit Co.
12/1/04	2.12	65,000	65,000
12/2/04	2.16	35,000	34,998
12/7/04	2.19	200,000	199,927
12/14/04	2.21	70,000	69,944
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Ford Motor Credit Co. - continued
12/20/04	2.26%	$ 150,000	$ 149,821
General Electric Capital Corp.
1/11/05	1.82	96,000	95,803
1/12/05	1.82	250,000	249,475
1/13/05	1.82	250,000	249,463
2/9/05	1.89	315,000	313,855
2/10/05	1.87	200,000	199,270
General Electric Capital Services, Inc.
2/10/05	1.87	50,000	49,818
Giro Funding US Corp.
12/1/04	2.05	120,093	120,093
1/18/05	2.03	110,941	110,642
Govco, Inc.
1/19/05	2.04	75,000	74,793
Grampian Funding Ltd.
1/20/05	2.03	530,000	528,513
2/1/05	2.15	300,000	298,897
HBOS Treasury Services PLC
2/1/05	2.14	50,000	49,817
ING America Insurance Holdings, Inc.
1/28/05	2.09	70,000	69,765
K2 (USA) LLC
1/28/05	2.12	24,239	24,157
2/28/05	1.95	45,000	44,785
Kitty Hawk Funding Corp.
2/15/05	1.89	55,000	54,783
Market Street Funding Corp.
12/15/04	2.07	200,000	199,839
Motown Notes Program
12/8/04	2.05	40,000	39,984
12/8/04	2.07	9,900	9,896
12/9/04	2.05	50,000	49,977
1/5/05	2.01	86,400	86,232
1/18/05	2.05	60,000	59,837
1/18/05	2.22	160,000	159,529
1/19/05	2.26	110,000	109,663
1/21/05	2.25	116,000	115,632
1/27/05	2.15	74,900	74,646
Newcastle (Discover Card Master Trust)
1/11/05	2.03	75,000	74,827
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Newport Funding Corp.
1/21/05	2.26%	$ 50,000	$ 49,841
Northern Rock PLC
1/31/05	2.28	50,000	49,808
Paradigm Funding LLC
12/7/04	2.02 (b)	190,000	189,995
Park Granada LLC
12/3/04	2.08	76,000	75,991
12/6/04	2.05	80,000	79,977
12/6/04	2.06	130,000	129,963
12/7/04	2.05	100,000	99,966
12/8/04	2.08	200,000	199,919
12/9/04	2.08	96,000	95,956
12/10/04	2.07	67,000	66,965
12/13/04	2.06	21,000	20,986
12/13/04	2.08	71,000	70,951
12/13/04	2.10	78,328	78,273
12/14/04	2.10	99,000	98,925
1/11/05	2.20	70,000	69,825
1/19/05	2.05	85,000	84,764
2/8/05	2.25	80,000	79,657
2/9/05	2.25	300,000	298,693
2/10/05	2.26	55,000	54,756
Preferred Receivables Funding Corp.
12/10/04	2.05	178,793	178,701
Ranger Funding Co. LLC
12/6/04	2.05	293,505	293,421
Santander Finance, Inc.
5/20/05	2.50	130,000	128,484
SBC Communications, Inc.
1/18/05	2.10	109,000	108,696
1/19/05	2.10	167,459	166,983
Sheffield Receivables Corp.
12/27/04	2.13 (b)	185,000	184,997
Westpac Capital Corp.
3/22/05	2.38	75,000	74,454
3/23/05	2.38	175,000	173,715
TOTAL COMMERCIAL PAPER			13,123,371
Federal Agencies - 10.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 6.0%
Agency Coupons - 5.7%
12/7/04	1.95% (b)	$ 304,000	$ 303,769
12/23/04	1.86 (b)	186,000	185,989
2/15/05	1.40	520,000	520,000
2/22/05	2.23 (b)	500,000	499,539
2/23/05	1.31	204,000	204,000
3/29/05	1.40	750,500	750,500
4/28/05	1.33	500,000	500,000
5/3/05	1.40	100,000	100,000
5/13/05	1.59	150,000	150,000
			3,213,797
Discount Notes - 0.3%
2/4/05	1.32	25,000	24,941
5/25/05	2.51	145,000	143,252
			168,193
			3,381,990
Federal Home Loan Bank - 3.5%
Agency Coupons - 3.5%
12/17/04	1.40	63,000	62,992
1/19/05	1.99 (b)	64,000	63,992
2/25/05	1.40	1,585,000	1,585,001
4/27/05	1.30	245,000	245,000
			1,956,985
Freddie Mac - 0.5%
Discount Notes - 0.5%
2/8/05	1.33	280,000	279,297
TOTAL FEDERAL AGENCIES			5,618,272
Master Notes - 3.5%

Bear Stearns Companies, Inc.
12/13/04	2.14 (d)	125,000	125,000
General Motors Acceptance Corp. Mortgage Credit
12/1/04	2.49 (b)(d)	525,000	525,000
12/1/04	2.63 (b)(d)	40,000	40,000
Goldman Sachs Group, Inc.
1/6/05	2.04 (b)(d)	263,000	263,000
Master Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Goldman Sachs Group, Inc. - continued
2/11/05	2.33% (b)(d)	$ 367,000	$ 367,000
2/14/05	2.13 (d)	161,000	161,000
3/10/05	2.10 (d)	480,000	480,000
TOTAL MASTER NOTES			1,961,000
Medium-Term Notes - 14.9%

Allstate Life Global Funding II
12/8/04	2.05 (a)(b)	65,000	65,000
12/15/04	2.09 (a)(b)	45,000	45,000
12/15/04	2.10 (a)(b)	70,000	70,000
American Express Credit Corp.
12/20/04	2.17 (a)(b)	170,000	169,964
ASIF Global Financing XXX
12/23/04	2.28 (b)	275,000	275,000
Bank of Scotland Treasury Services PLC
12/14/04	1.92 (a)(b)	57,000	57,016
Bayerische Landesbank Girozentrale
2/19/05	2.30 (b)	445,000	445,000
BellSouth Corp.
4/26/05	4.12 (b)	110,000	110,773
BellSouth Telecommunications
12/4/04	1.88 (b)	85,000	85,000
Citigroup Global Markets Holdings, Inc.
12/6/04	1.88 (b)	80,000	80,047
Descartes Funding Trust
12/15/04	2.10 (b)	100,000	100,000
First Tennessee Bank NA, Memphis
12/1/04	1.79 (b)	50,000	50,013
GE Capital Assurance Co.
12/1/04	2.11 (b)(d)	50,000	50,000
General Electric Capital Corp.
12/1/04	2.11 (b)(d)	105,000	105,000
12/7/04	2.08 (b)	680,000	680,000
12/9/04	2.17 (b)	375,000	375,000
12/17/04	2.21 (b)	549,000	549,086
HBOS Treasury Services PLC
12/24/04	1.96 (b)	530,000	530,000
2/21/05	2.39 (a)(b)	50,000	50,026
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Household Finance Corp.
12/6/04	2.01% (b)	$ 70,000	$ 70,000
12/16/04	1.98 (b)	60,000	60,050
2/18/05	2.41 (b)	199,000	199,185
Morgan Stanley
12/1/04	2.16 (b)	70,000	70,000
12/6/04	2.04 (b)	110,000	110,000
12/15/04	2.10 (b)	169,000	169,000
12/15/04	2.22 (b)	155,000	155,162
12/29/04	2.20 (b)	320,000	320,014
National City Bank
12/1/04	1.71 (b)	355,000	354,947
Pacific Life Global Funding
12/6/04	2.03 (a)(b)	60,000	60,000
12/13/04	2.09 (b)	30,000	30,000
RACERS
12/22/04	2.14 (a)(b)	480,000	480,000
Renaissance Prospect Group LLC
12/7/04	2.32 (b)	40,000	40,000
Royal Bank of Canada
12/10/04	2.10 (b)	55,000	55,000
SBC Communications, Inc.
6/5/05	2.39 (a)	25,000	25,213
SLM Corp.
12/1/04	2.02 (a)(b)	300,000	300,000
Verizon Global Funding Corp.
12/15/04	1.99 (b)	1,136,000	1,136,005
Wells Fargo & Co.
12/2/04	2.02 (b)	215,000	215,000
12/15/04	2.07 (b)	500,000	500,000
Westpac Banking Corp.
12/13/04	1.85 (b)	100,000	100,000
1/25/05	2.07 (b)	43,000	43,004
TOTAL MEDIUM-TERM NOTES			8,384,505
Short-Term Notes - 2.9%

Hartford Life Insurance Co.
12/1/04	1.94 (b)(d)	40,000	40,000
Jackson National Life Insurance Co.
1/3/05	2.15 (b)(d)	130,000	130,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Metropolitan Life Insurance Co.
12/29/04	2.23% (a)(b)	$ 85,000	$ 85,000
1/3/05	2.20 (b)(d)	175,000	175,000
2/1/05	2.32 (b)(d)	65,000	65,000
Monumental Life Insurance Co.
12/1/04	2.13 (b)(d)	92,000	92,000
12/1/04	2.16 (b)(d)	65,000	65,000
2/1/05	2.36 (b)(d)	65,000	65,000
New York Life Insurance Co.
1/3/05	2.14 (b)(d)	425,000	425,000
Pacific Life Insurance Co.
12/10/04	2.01 (b)(d)	160,000	160,000
Transamerica Occidental Life Insurance Co.
2/1/05	2.33 (b)(d)	200,000	200,000
Travelers Insurance Co.
1/1/05	2.12 (b)(d)	5,000	5,000
2/17/05	2.41 (b)(d)	75,000	75,000
2/20/05	2.24 (b)(d)	35,000	35,000
TOTAL SHORT-TERM NOTES			1,617,000
Repurchase Agreements - 20.7%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 11/30/04 due 12/1/04 At 2.1%	$ 1,084,033	1,083,970
With:
Banc of America Securities LLC At:
2.11%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $589,791,537, 0% - 6.72%, 7/12/14 - 4/25/44)	420,025	420,000
2.12%, dated 11/30/04 due 12/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $676,905,018, 0% - 2.41%, 12/1/04 - 5/31/05)	661,039	661,000
2.19%, dated 11/30/04 due 12/1/04:
(Collateralized by Corporate Obligations with principal amounts of $297,893,832, 4.75% - 12.25%, 1/15/05 - 12/15/21)	300,018	300,000
(Collateralized by Mortgage Loan Obligations with principal amounts of $31,520,313, 0% - 8.08%, 5/25/19 - 4/25/43)	9,001	9,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Barclays Capital, Inc. At 2.11%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $491,877,043, 0% - 9%, 7/29/05 - 9/15/34)	$ 500,029	$ 500,000
Bear Stearns & Co. At:
2.12%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $153,248,737, 0%, 1/15/18 - 11/25/34)	100,006	100,000
2.19%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $105,969,150, 0% - 7%, 2/25/28 - 8/25/44)	100,006	100,000
Citigroup Global Markets, Inc. At:
2.12%, dated 11/30/04 due 12/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $441,557,055, 2.04% - 2.29%, 12/1/04 - 2/16/05)	432,025	432,000
2.17%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $188,283,142, 2.25% - 8.88%, 10/2/06 - 6/25/34)	200,012	200,000
2.19%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $581,736,430, 2.13% - 8.37%, 5/9/08 - 6/25/43)	300,018	300,000
Credit Suisse First Boston, Inc. At:
2.12%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $170,808,048, 0% - 8.5%, 9/15/05 - 3/1/44)	175,010	175,000
2.14%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $856,690,000, 0% - 6.13%, 3/1/05 - 6/17/33)	300,018	300,000
Deutsche Bank Securities, Inc. At 2.19%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $605,268,869, 0% - 7.8%, 2/24/05 - 1/15/49)	510,031	510,000
Goldman Sachs & Co. At:
2.13%, dated 11/30/04 due 12/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $4,081,015, 2.01% - 2.45%, 12/10/04 - 1/14/05)	4,000	4,000
2.16%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $339,909,253, 0% - 5.5%, 7/25/34 - 12/25/34)	327,020	327,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Goldman Sachs & Co. At:
2.18%, dated 11/22/04 due 2/18/05 (Collateralized by Corporate Obligations with principal amounts of $231,516,345, 0% - 4.76%, 5/25/34 - 2/25/49 and Equity Securities valued at $246,409,143) (b)(c)	$ 418,218	$ 416,000
2.18%, dated 11/22/04 due 2/18/05 (Collateralized by Corporate Obligations with principal amounts of $758,500,122, 0% - 13%, 4/15/05 - 12/15/36) (b)(c)	753,997	750,000
2.18%, dated 11/22/04 due 2/18/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $51,000,000, 1%, 2/25/29) (b)(c)	50,266	50,000
J.P. Morgan Securities, Inc. At:
2.11%, dated 11/30/04 due 12/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $306,414,512, 0% - 2.13%, 12/1/04 - 2/18/05)	300,018	300,000
2.13%, dated 11/12/04 due 12/15/04 (Collateralized by Corporate Obligations with principal amounts of $1,001,161,500, 0% - 14.0%, 5/23/05 - 10/15/35)	987,925	986,000
Lehman Brothers, Inc. At 2.18%, dated 11/30/04 due 12/1/04 (Collateralized by Equity Securities valued at $46,339,062)	44,003	44,000
Merrill Lynch, Pierce, Fenner & Smith At:
2.11%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $101,568,000, 0% - 6.4%, 5/19/06 - 2/22/33)	100,006	100,000
2.14%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $210,319,615, 0% - 8.63%, 9/1/05 - 4/2/43)	200,012	200,000
2.21%, dated 11/8/04 due 2/1/05 (Collateralized by Corporate Obligations with principal amounts of $808,864,076, 0% - 13.5%, 1/15/05 - 11/15/43) (b)(c)	804,174	800,000
Morgan Stanley & Co. At:
2.13%, dated 11/12/04 due 12/15/04 (Collateralized by Corporate Obligations with principal amounts of $:
1,742,360,210, 0% - 14%, 2/14/06 - 4/15/36)	235,459	235,000
284,685,794, 0% - 12.25%, 2/1/05 - 12/24/37)	300,586	300,000
2.14%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $846,950,468, 0% - 12.5%, 12/21/04 - 10/15/49)	875,052	875,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
UBS Warburg LLC At 2.13%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $134,916,000, 1.07% - 8%, 7/25/08 - 4/28/45)	$ 100,006	$ 100,000
Wachovia Securities, Inc. At 2.13%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $1,127,725,564, 0% - 7.82%, 6/15/05 - 4/28/42)	1,103,065	1,103,000
TOTAL REPURCHASE AGREEMENTS		11,680,970
TOTAL INVESTMENT PORTFOLIO - 100.7%		56,688,894
NET OTHER ASSETS - (0.7)%		(390,617)
NET ASSETS - 100%		$ 56,298,277
Total Cost for Federal Income Tax Purposes $ 56,688,894
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,407,219,000 or 2.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,648,000,000 or 6.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 2.14%, 12/13/04	11/10/04	$ 125,000
GE Capital Assurance Co. 2.11%, 12/1/04	7/30/04	$ 50,000
General Electric Capital Corp. 2.11%, 12/1/04	4/1/04	$ 105,000
Security	Acquisition Date	Cost (000s)
General Motors Acceptance Corp. Mortgage Credit: 2.49%, 12/1/04	11/1/04	$ 525,000
2.63%, 12/1/04	11/1/04	$ 40,000
Goldman Sachs Group, Inc.: 2.04%, 1/6/05	7/6/04	$ 263,000
2.1%, 3/10/05	9/8/04	$ 480,000
2.13%, 2/14/05	9/30/04	$ 161,000
2.33%, 2/11/05	8/11/04	$ 367,000
Hartford Life Insurance Co. 1.94%, 12/1/04	12/16/03	$ 40,000
Jackson National Life Insurance Co.: 2.15%, 1/3/05	3/31/03	$ 130,000
Metropolitan Life Insurance Co.: 2.2%, 1/3/05	3/26/02	$ 175,000
2.32%, 2/1/05	2/24/03	$ 65,000
Monumental Life Insurance Co.: 2.13%, 12/1/04	7/31/98 - 9/17/98	$ 92,000
2.16%, 12/1/04	3/12/99	$ 65,000
2.36%, 2/1/05	2/1/00	$ 65,000
New York Life Insurance Co. 2.14%, 1/3/05	2/28/02 - 12/19/02	$ 425,000
Pacific Life Insurance Co. 2.01%, 12/10/04	3/10/03	$ 160,000
Transamerica Occidental Life Insurance Co. 2.33%, 2/1/05	4/28/00	$ 200,000
Security	Acquisition Date	Cost (000s)
Travelers Insurance Co.: 2.12%, 1/1/05	3/26/04	$ 5,000
2.24%, 2/20/05	8/19/04	$ 35,000
2.41%, 2/17/05	5/10/04	$ 75,000
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $3,151,000 of which $848,000 and $2,303,000 will expire on November 30, 2011 and 2012, respectively.

A total of 5.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $11,680,970) (cost $56,688,894) - See accompanying schedule		$ 56,688,894
Cash		575
Receivable for investments sold Regular delivery		90,273
Delayed delivery		77,033
Receivable for fund shares sold		510,620
Interest receivable		95,625
Prepaid expenses		241
Other affiliated receivables		40
Total assets		57,463,301

Liabilities
Payable for investments purchased	$ 525,000
Payable for fund shares redeemed	618,917
Distributions payable	549
Accrued management fee	9,179
Other affiliated payables	11,088
Other payables and accrued expenses	291
Total liabilities		1,165,024

Net Assets		$ 56,298,277
Net Assets consist of:
Paid in capital		$ 56,298,505
Undistributed net investment income		2,923
Accumulated undistributed net realized gain (loss) on investments		(3,151)
Net Assets, for 56,298,724 shares outstanding		$ 56,298,277
Net Asset Value, offering price and redemption price per share ($56,298,277 ÷ 56,298,724 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2004

Investment Income
Interest		$ 769,580

Expenses
Management fee	$ 107,867
Transfer agent fees	116,989
Accounting fees and expenses	1,888
Non-interested trustees' compensation	255
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	719
Registration fees	702
Audit	266
Legal	131
Miscellaneous	2,611
Total expenses before reductions	231,431
Expense reductions	(10)	231,421
Net investment income		538,159
Net realized gain (loss) on investment securities		(2,281)
Net increase in net assets resulting from operations		$ 535,878

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 538,159	$ 529,972
Net realized gain (loss)	(2,281)	(870)
Net increase in net assets resulting from operations	535,878	529,102
Distributions to shareholders from net investment income	(538,000)	(529,972)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	124,088,633	102,985,106
Reinvestment of distributions	532,074	523,930
Cost of shares redeemed	(123,099,833)	(105,778,683)
Net increase (decrease) in net assets and shares resulting from share transactions	1,520,874	(2,269,647)
Total increase (decrease) in net assets	1,518,752	(2,270,517)

Net Assets
Beginning of period	54,779,525	57,050,042
End of period (including undistributed net investment income of $2,923 and $0, respectively)	$ 56,298,277	$ 54,779,525

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.009	.017	.044	.060
Distributions from net investment income	(.010)	(.009)	(.017)	(.044)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.98%	.93%	1.69%	4.46%	6.13%
Ratios to Average Net AssetsB
Expenses before expense reductions	.42%	.40%	.39%	.39%	.46%
Expenses net of voluntary waivers, if any	.42%	.40%	.39%	.39%	.46%
Expenses net of all reductions	.42%	.40%	.39%	.39%	.46%
Net investment income	.98%	.93%	1.67%	4.27%	5.97%
Supplemental Data
Net assets, end of period (in millions)	$ 56,298	$ 54,780	$ 57,050	$ 56,504	$ 44,214

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $38,462 or an annual rate of .07% of the fund's average net assets. For the period, the fund's total annual management fee rate was .20% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Lender	$ 13,052	1.20%	$ 8	$ -

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $10.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at November 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 11, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1992

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Cash Reserves (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Trustee of Fidelity Phillips Street Trust (2005). Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Trustee of Fidelity Phillips Street Trust (2005). Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Phillips Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of Cash Reserves. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Cash Reserves. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert Litterst (45)

Year of Election or Appointment: 2004

Vice President of Cash Reserves. Mr. Litterst also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Cash Reserves. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Cash Reserves. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Cash Reserves. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Cash Reserves. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Cash Reserves. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Cash Reserves. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Cash Reserves. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of Cash Reserves. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Cash Reserves. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Cash Reserves. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Cash Reserves. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 1996

Assistant Treasurer of Cash Reserves. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below: Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	29,053,008,950.83	75.015
Against	7,895,743,778.09	20.387
Abstain	1,698,426,960.54	4.385
Broker Non-Votes	82,389,031.00	.213
TOTAL	38,729,568,720.46	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	36,140,262,199.56	93.314
Withheld	2,589,306,520.90	6.686
TOTAL	38,729,568,720.46	100.000
Ralph F. Cox
Affirmative	36,004,255,460.57	92.963
Withheld	2,725,313,259.89	7.037
TOTAL	38,729,568,720.46	100.000
Laura B. Cronin
Affirmative	36,100,943,657.02	93.213
Withheld	2,628,625,063.44	6.787
TOTAL	38,729,568,720.46	100.000
Robert M. Gates
Affirmative	36,076,840,228.44	93.151
Withheld	2,652,728,492.02	6.849
TOTAL	38,729,568,720.46	100.000
George H. Heilmeier
Affirmative	36,126,819,666.21	93.280
Withheld	2,602,749,054.25	6.720
TOTAL	38,729,568,720.46	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	35,998,953,348.83	92.950
Withheld	2,730,615,371.63	7.050
TOTAL	38,729,568,720.46	100.000
Edward C. Johnson 3d
Affirmative	35,971,985,970.49	92.880
Withheld	2,757,582,749.97	7.120
TOTAL	38,729,568,720.46	100.000
Donald J. Kirk
Affirmative	36,072,658,309.53	93.140
Withheld	2,656,910,410.93	6.860
TOTAL	38,729,568,720.46	100.000
Marie L. Knowles
Affirmative	36,130,035,831.22	93.288
Withheld	2,599,532,889.24	6.712
TOTAL	38,729,568,720.46	100.000
Ned C. Lautenbach
Affirmative	36,170,209,918.34	93.392
Withheld	2,559,358,802.12	6.608
TOTAL	38,729,568,720.46	100.000
Marvin L. Mann
Affirmative	36,067,793,658.10	93.127
Withheld	2,661,775,062.36	6.873
TOTAL	38,729,568,720.46	100.000
William O. McCoy
Affirmative	36,071,817,367.30	93.138
Withheld	2,657,751,353.16	6.862
TOTAL	38,729,568,720.46	100.000
Robert L. Reynolds
Affirmative	36,136,472,979.01	93.305
Withheld	2,593,095,741.45	6.695
TOTAL	38,729,568,720.46	100.000
William S. Stavropoulos
Affirmative	36,135,088,841.43	93.301
Withheld	2,594,479,879.03	6.699
TOTAL	38,729,568,720.46	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAS-UANN-0105
1.786705.101

Fidelity®

U.S. Government Reserves

Annual Report

November 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months, one year and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Actual	$ 1,000.00	$ 1,006.10	$ 1.76
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.23	$ 1.77

* Expenses are equal to the Fund's annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one half year period).

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/04	% of fund's investments 5/31/04	% of fund's investments 11/30/03
0 - 30	63.6	59.5	47.9
31 - 90	20.1	16.6	23.9
91 - 180	16.3	13.9	9.6
181 - 397	0.0	10.0	18.6
Weighted Average Maturity
	11/30/04	5/31/04	11/30/03
Fidelity U.S. Government Reserves	42 Days	69 Days	83 Days
Government Retail Money Market Funds Average*	41 Days	52 Days	58 Days

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	11/30/04	8/31/04	6/1/04	3/2/04	12/2/03
Fidelity U.S. Government Reserves	1.69%	1.19%	.81%	.80%	.78%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

Annual Report

Investments November 30, 2004

Showing Percentage of Net Assets

Federal Agencies - 61.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 37.9%
Agency Coupons - 30.9%
12/1/04	1.98% (a)	$ 40,000	$ 39,998
12/1/04	2.00 (a)	40,000	40,000
12/6/04	1.68 (a)	48,000	47,978
12/7/04	1.95 (a)	40,000	39,970
12/21/04	2.03 (a)	35,000	34,981
12/23/04	1.86 (a)	13,000	12,998
12/24/04	1.87 (a)	100,000	99,997
12/27/04	2.08 (a)	100,000	99,996
12/29/04	2.08 (a)	30,000	29,981
12/29/04	2.11 (a)	45,000	44,997
1/3/05	1.88 (a)	37,000	36,979
1/7/05	1.92 (a)	35,000	34,998
2/22/05	2.23 (a)	60,000	59,945
3/29/05	1.40	20,000	20,000
4/28/05	1.33	20,000	20,000
5/3/05	1.40	10,000	10,000
5/4/05	1.54	20,000	20,000
5/13/05	1.59	10,000	10,000
			702,818
Discount Notes - 7.0%
2/2/05	2.10	35,000	34,872
3/4/05	1.21	10,000	9,969
4/6/05	2.23	22,000	21,830
4/27/05	2.46	50,782	50,278
5/18/05	2.48	8,000	7,909
5/25/05	2.51	24,000	23,711
5/25/05	2.53	12,000	11,854
			160,423
			863,241
Federal Home Loan Bank - 12.5%
Agency Coupons - 12.5%
12/1/04	2.03 (a)	20,000	19,996
12/21/04	1.84 (a)	25,000	24,998
12/25/04	2.08 (a)	28,000	27,994
1/19/05	1.99 (a)	8,000	7,999
2/10/05	2.11 (a)	60,000	59,944
2/23/05	1.46	5,000	4,998
2/25/05	1.40	25,000	25,000
2/28/05	2.26 (a)	58,000	57,976
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
4/15/05	1.35%	$ 30,000	$ 30,000
4/27/05	1.30	25,000	25,000
			283,905
Freddie Mac - 10.7%
Discount Notes - 10.7%
2/1/05	1.87	20,000	19,936
2/8/05	1.33	19,960	19,910
2/8/05	1.83	25,000	24,913
2/15/05	1.85	25,000	24,903
2/15/05	1.86	25,000	24,903
2/22/05	1.90	20,000	19,913
3/1/05	1.92	14,130	14,063
3/15/05	2.01	45,000	44,741
3/22/05	2.02	12,000	11,926
4/26/05	2.19	23,000	22,798
5/17/05	2.48	16,000	15,818
			243,824
TOTAL FEDERAL AGENCIES			1,390,970
Repurchase Agreements - 38.8%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 11/30/04 due 12/1/04 at 2.1% (b)	$ 883,638	883,586
TOTAL INVESTMENT PORTFOLIO - 99.9%		2,274,556
NET OTHER ASSETS - 0.1%		2,912
NET ASSETS - 100%		$ 2,277,468
Total Cost for Federal Income Tax Purposes $ 2,274,556
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$883,586,000 due 12/1/04 at 2.1%
Banc of America Securities LLC.	$ 114,820,037
Bank of America, National Association	229,640,075
Barclays Capital Inc.	344,460,112
Greenwich Capital Markets, Inc.	114,820,037
J.P. Morgan Securities, Inc	79,845,739
$ 883,586,000
Income Tax Information

A total of 16.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

At November 30, 2004, the fund had a capital loss carryforward of approximately $198,000 of which $9,000 and $189,000 will expire on November 30, 2010 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $883,586) (cost $2,274,556) - See accompanying schedule		$ 2,274,556
Receivable for fund shares sold		7,240
Interest receivable		1,967
Prepaid expenses		9
Total assets		2,283,772

Liabilities
Payable for fund shares redeemed	$ 5,578
Distributions payable	38
Accrued management fee	375
Other affiliated payables	287
Other payables and accrued expenses	26
Total liabilities		6,304

Net Assets		$ 2,277,468
Net Assets consist of:
Paid in capital		$ 2,276,907
Undistributed net investment income		759
Accumulated undistributed net realized gain (loss) on investments		(198)
Net Assets, for 2,277,567 shares outstanding		$ 2,277,468
Net Asset Value, offering price and redemption price per share ($2,277,468 ÷ 2,277,567 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2004

Investment Income
Interest		$ 29,641

Expenses
Management fee	$ 4,260
Transfer agent fees	3,001
Accounting fees and expenses	201
Non-interested trustees' compensation	12
Custodian fees and expenses	20
Registration fees	68
Audit	39
Legal	6
Miscellaneous	58
Total expenses before reductions	7,665
Expense reductions	(21)	7,644
Net investment income		21,997
Net realized gain (loss) on investment securities		(188)
Net increase in net assets resulting from operations		$ 21,809

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 21,997	$ 22,765
Net realized gain (loss)	(188)	10
Net increase in net assets resulting from operations	21,809	22,775
Distributions to shareholders from net investment income	(21,935)	(22,765)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,827,726	1,750,635
Reinvestment of distributions	21,707	22,525
Cost of shares redeemed	(1,833,484)	(2,071,542)
Net increase (decrease) in net assets and shares resulting from share transactions	15,949	(298,382)
Total increase (decrease) in net assets	15,823	(298,372)

Net Assets
Beginning of period	2,261,645	2,560,017
End of period (including undistributed net investment income of $759 and $0, respectively)	$ 2,277,468	$ 2,261,645

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.009	.017	.044	.058
Distributions from net investment income	(.010)	(.009)	(.017)	(.044)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.00%	.94%	1.71%	4.46%	6.00%
Ratios to Average Net Assets B
Expenses before expense reductions	.35%	.35%	.34%	.36%	.43%
Expenses net of voluntary waivers, if any	.35%	.35%	.34%	.36%	.43%
Expenses net of all reductions	.35%	.35%	.34%	.36%	.42%
Net investment income	1.01%	.94%	1.69%	4.15%	5.85%
Supplemental Data
Net assets, end of period (in millions)	$ 2,277	$ 2,262	$ 2,560	$ 2,355	$ 1,495

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $1,522 or an annual rate of .07% of the fund's average net assets. For the period, the fund's total annual management fee rate was .20% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $19, respectively.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity U.S. Government Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Government Reserves (a fund of Fidelity Phillips Street Trust) at November 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Government Reserves's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 11, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1992

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of U.S. Government Reserves (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Trustee of Fidelity Phillips Street Trust (2005). Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Trustee of Fidelity Phillips Street Trust (2005). Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Phillips Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of U.S. Government Reserves. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of U.S. Government Reserves. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Timothy R. Huyck (40)

Year of Election or Appointment: 2004

Vice President of U.S. Government Reserves. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a trader and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of U.S. Government Reserves. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of U.S. Government Reserves. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of U.S. Government Reserves. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of U.S. Government Reserves. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of U.S. Government Reserves. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of U.S. Government Reserves. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of U.S. Government Reserves. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of U.S. Government Reserves. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of U.S. Government Reserves. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of U.S. Government Reserves. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of U.S. Government Reserves. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 1996

Assistant Treasurer of U.S. Government Reserves. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below: Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.A
	# of Votes	% of Votes
Affirmative	29,053,008,950.83	75.015
Against	7,895,743,778.09	20.387
Abstain	1,698,426,960.54	4.385
Broker Non-Votes	82,389,031.00	.213
TOTAL	38,729,568,720.46	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	36,140,262,199.56	93.314
Withheld	2,589,306,520.90	6.686
TOTAL	38,729,568,720.46	100.000
Ralph F. Cox
Affirmative	36,004,255,460.57	92.963
Withheld	2,725,313,259.89	7.037
TOTAL	38,729,568,720.46	100.000
Laura B. Cronin
Affirmative	36,100,943,657.02	93.213
Withheld	2,628,625,063.44	6.787
TOTAL	38,729,568,720.46	100.000
Robert M. Gates
Affirmative	36,076,840,228.44	93.151
Withheld	2,652,728,492.02	6.849
TOTAL	38,729,568,720.46	100.000
George H. Heilmeier
Affirmative	36,126,819,666.21	93.280
Withheld	2,602,749,054.25	6.720
TOTAL	38,729,568,720.46	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	35,998,953,348.83	92.950
Withheld	2,730,615,371.63	7.050
TOTAL	38,729,568,720.46	100.000
Edward C. Johnson 3d
Affirmative	35,971,985,970.49	92.880
Withheld	2,757,582,749.97	7.120
TOTAL	38,729,568,720.46	100.000
Donald J. Kirk
Affirmative	36,072,658,309.53	93.140
Withheld	2,656,910,410.93	6.860
TOTAL	38,729,568,720.46	100.000
Marie L. Knowles
Affirmative	36,130,035,831.22	93.288
Withheld	2,599,532,889.24	6.712
TOTAL	38,729,568,720.46	100.000
Ned C. Lautenbach
Affirmative	36,170,209,918.34	93.392
Withheld	2,559,358,802.12	6.608
TOTAL	38,729,568,720.46	100.000
Marvin L. Mann
Affirmative	36,067,793,658.10	93.127
Withheld	2,661,775,062.36	6.873
TOTAL	38,729,568,720.46	100.000
William O. McCoy
Affirmative	36,071,817,367.30	93.138
Withheld	2,657,751,353.16	6.862
TOTAL	38,729,568,720.46	100.000
Robert L. Reynolds
Affirmative	36,136,472,979.01	93.305
Withheld	2,593,095,741.45	6.695
TOTAL	38,729,568,720.46	100.000
William S. Stavropoulos
Affirmative	36,135,088,841.43	93.301
Withheld	2,594,479,879.03	6.699
TOTAL	38,729,568,720.46	100.000
A Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FUS-UANN-0105
1.786716.101

Item 2. Code of Ethics

As of the end of the period, November 30, 2004, Fidelity Phillips Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Cash Reserves and Fidelity U.S. Government Reserves (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity Cash Reserves	$194,000	$198,000
Fidelity U.S. Government Reserves	$32,000	$28,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$10,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Fidelity Cash Reserves	$0	$0
Fidelity U.S. Government Reserves	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B
Fidelity Cash Reserves	$1,600	$1,500
Fidelity U.S. Government Reserves	$1,600	$1,500
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B
Fidelity Cash Reserves	$40,800	$48,000
Fidelity U.S. Government Reserves	$2,700	$3,100
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$540,000	$140,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended November 30, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Cash Reserves	0%
Fidelity U.S. Government Reserves	0%

(g) For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate fees billed by PwC of $2,750,000A and $1,900,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$600,000	$250,000
Non-Covered Services	$2,150,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005